Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (3,864)	$ (4,015)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	357	367
Stock-based employee compensation	575	298
Warrants issued in connection with line of credit		258
Gain on derivative liability	(18)	(7)
Gain on sale of trademark		(50)
Changes in operating assets and liabilities:
Accounts receivable, net	28	288
Prepaid expenses and other assets	(292)	(23)
Accounts payable	459	1
Accrued Compensation	(30)	(22)
Other accrued liabilities	229	87
Deferred revenue	(118)	393
Net cash used in operating activities	(2,674)	(2,425)
Cash flows from investing activities:
Acquisition of property and equipment	(48)	(4)
Net cash used in investing activities	(48)	(4)
Cash flows from financing activities:
Proceeds from issuance of short-term debt	1,268
Proceeds from sale of trademark		50
Net cash provided by financing activities	$ 2,793	$ 2,259
Effect of exchange rate changes on cash and cash equivalents
Net decrease in cash and cash equivalents	$ 71	$ (170)
Cash and cash equivalents at beginning of period	775	945
Cash and cash equivalents at end of period	846	775
Supplemental disclosure of cash flow information:
Interest paid	5	1
Non-cash financing and investing transactions:
Dividends on preferred shares	3,176	2,712
Conversion of demand note into unsecured promissory note	250
Warrants issued in connection with Series D financing	513	759
Series A Preferred Stock [Member]
Non-cash financing and investing transactions:
Dividends on preferred shares	72	82
Conversion of Preferred Stock into Common Stock		238
Series B Preferred Stock [Member]
Non-cash financing and investing transactions:
Dividends on preferred shares	1,272	1,149
Series C Preferred Stock [Member]
Non-cash financing and investing transactions:
Dividends on preferred shares	516	468
Conversion of Preferred Stock into Common Stock		1
Accretion of beneficial conversion feature on Preferred Share dividends	13	152
Series D One Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of Preferred shares	1,525	1,828
Non-cash financing and investing transactions:
Dividends on preferred shares	715	472
Accretion of beneficial conversion feature on Preferred Share dividends	15	195
Series D Two Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of Preferred shares		381
Non-cash financing and investing transactions:
Dividends on preferred shares	$ 601	$ 541